CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Q3) (Parenthetical) - $ / shares	Jun. 30, 2020	Sep. 30, 2019
Stockholders' and Members' Equity:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)		$ 0.01
Common stock, shares authorized (in shares)		1,000
Common stock, shares issued (in shares)		1,000
Common stock, shares outstanding (in shares)		1,000
Class A Common Stock [Member]
Stockholders' and Members' Equity:
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred stock, shares authorized (in shares)	1,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	40,000,000	40,000,000
Common stock, shares issued (in shares)	6,087,906	0
Common stock, shares outstanding (in shares)	6,087,906	0
Class B Common Stock [Member]
Stockholders' and Members' Equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	8,462,392	0
Common stock, shares outstanding (in shares)	8,462,392	0